Due To Related Party	9 Months Ended
Mar. 31, 2014
Notes
Due To Related Party

DUE TO RELATED PARTY

Due to related party amounted to $55,741 and $52,830 as of March 31, 2014 and June 30, 2013, respectively. It represents accrued out of pocket expenses of Mr. Hongwei Qu, Chief executive officer of the Company.